6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Minimum lease payments receivable	$ 273,501	$ 261,652
Less: Allowance for doubtful accounts	(249)	(296)
Net minimum lease payments receivable	273,252	261,356
Less: unearned interest income	(24,379)	(26,404)
Net investment in direct financing and sales-type leases	248,872	234,952
Less: Current maturities of net investment in direct financing and sales-type leases	(179,601)	(196,213)
Net investment in direct financing and sales-type leases, net of current maturities	$ 69,272	$ 38,739